QUARTERLY RESULTS (UNAUDITED) - Summary (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended								12 Months Ended
	Jan. 01, 2021	Jan. 01, 2020	Jan. 01, 2019	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Revenue				$ 651,407	$ 639,770	$ 555,450	$ 544,642	$ 547,167	$ 541,493	$ 497,973	$ 464,625	$ 2,391,269	$ 2,051,258	$ 1,729,850
Cost of revenue				173,263	169,823	148,853	143,894	142,070	138,225	126,665	120,224	635,833	527,184	410,000
Operating income				212,582	200,167	195,594	137,372	181,349	175,236	171,309	117,560	745,715	645,454	549,469
Net earnings from continuing operations	$ 587,679	$ 517,340	$ 461,053	148,635	140,113	141,397	157,534	128,150	145,039	123,876	120,275	587,679	517,340	461,053
(Loss) earnings from discontinued operations, net of tax				0	508	(34,611)	(331,967)	4,338	21,981	27,565	(4,697)	(366,070)	49,187	306,643
Net earnings attributable to Match Group, Inc. shareholders				$ 149,035	$ 141,207	$ 74,917	$ (202,830)	$ 108,641	$ 135,792	$ 118,117	$ 91,288	$ 162,329	$ 453,838	$ 636,910
Net earnings per share from continuing operations:
Basic (USD per share)	$ 2.36	$ 2.28	$ 2.09	$ 0.56	$ 0.54	$ 0.61	$ 0.69	$ 0.56	$ 0.64	$ 0.54	$ 0.53	$ 2.36	$ 2.28	$ 2.09
Diluted (USD per share)	$ 2.09	$ 1.95	$ 1.74	0.50	0.47	0.54	0.61	0.48	0.55	0.47	0.45	2.09	1.95	1.74
Per share information attributable to the Match Group, Inc. shareholders:
Basic (USD per share)				0.56	0.54	0.41	(1.11)	0.59	0.75	0.65	0.50	0.73	2.50	3.54
Diluted (USD per share)				$ 0.50	$ 0.47	$ 0.36	$ (1.00)	$ 0.51	$ 0.64	$ 0.56	$ 0.43	$ 0.66	$ 2.15	$ 3.02